Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income taxes
Expense for the year	$ 34.1	$ 25.1
Adjustment in respect of prior years	6.0	(5.6)
Current income tax expense (recovery)	40.1	19.5
Origination and reversal of temporary differences in the current year	(7.7)	15.7
U.S. Tax Reform impact	2.0	7.1
Impact of changes in tax rate	2.9	(0.9)
Change in unrecognized deductible temporary differences	19.0	0.1
Adjustments in respect of prior years	(6.2)	0.6
Other		(0.8)
Deferred income tax (recovery) expense	10.0	21.8
Total income tax expense	$ 50.1	$ 41.3